Document and Entity Information	0 Months Ended
Feb. 26, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 26, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 26, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Y Share Prospectus | McKinley Non-U.S. Core Growth Fund | Y Shares
Risk/Return:
Trading Symbol	MCNUX
Investor, Institutional Share Prospectus | McKinley Non-U.S. Core Growth Fund | Investor Shares
Risk/Return:
Trading Symbol	MCNRX
Investor, Institutional Share Prospectus | McKinley Non-U.S. Core Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	MCNIX